FORM D

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

PROCESSED
NOV 19 2003
THOMSON FINANCIAL

Name of Offering ([ ] check if this is an amendment and name has changed, and indicate change.)
ATI Holdco LLC Class A and Class B Units;
Attachment Technologies, Inc. and Pengo Corporation Term Notes A, Term Notes B, Revolving Notes and Senior Subordinated Promissory Notes

Filing Under (Check box(es) that apply): [ ] Rule 504 [ ] Rule 505 [X] Rule 506 [ ] Section 4(6) [X] ULOE
Type of Filing: [X] New Filing [ ] Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer ([ ] check if this is an amendment and name has changed, and indicate change.)
ATI Holdco LLC (hereinafter referred to as "Parent LLC"); Attachment Technologies, Inc. (hereinafter referred to as "ATI") and Pengo Corporation (hereinafter referred to as "Pengo", and collectively with ATI as "Borrowers")

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
See footnote number [1]	(563) 922-2981 x315
Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices)	Telephone Number (Including Area Code)

Brief Description of Business
Parent LLC is the holding company and 100% owner of ATI Holdco Inc. (hereinafter referred to as "Buyer"), which in turn is the holding company and 100% owner of ATI and Pengo, which are engaged in the development, manufacture, marketing and distribution of construction and agricultural attachments.

RECEIVED
NOV 05 2003
181

Type of Business Organization[2]
[X] corporation [ ] limited partnership, already formed [X] other (please specify): **limited liability company**
[ ] business trust [ ] limited partnership, to be formed

Actual or Estimated Date of Incorporation or Organization:[3] [|] Month [|] Year [ ] Actual [ ] Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) [D|E]

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When to File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:
This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

[1] For Parent LLC and ATI: 503 Gay Street Delhi, IA 52223; For Pengo: 500 East Highway 10 Laurens, IA 50554-8698.
[2] Parent LLC is a limited liability company; Pengo and ATI are corporations.
[3] Parent LLC was organized in Delaware in September 2003, ATI was incorporated in Delaware in February 1996 and Pengo was incorporated in Delaware in September 2002.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuer.

Check Box(es) that Apply: [ ] Promoter [X] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Norwest Equity Partners VI, LP (Beneficial owner of Parent LLC only)

Business or Residence Address (Number and Street, City, State, Zip Code)
3600 IDS Center, 80 South 8th Street, Minneapolis, MN 55402

Check Box(es) that Apply: [ ] Promoter [X] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Norwest Equity Partners VII, LP (Beneficial owner of Parent LLC only)

Business or Residence Address (Number and Street, City, State, Zip Code)
3600 IDS Center, 80 South 8th Street, Minneapolis, MN 55402

Check Box(es) that Apply: [ ] Promoter [X] Beneficial Owner [X] Executive Officer [X] Director[4] [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Van Sant, R.W. (Manager/Director and Officer of Parent LLC, ATI and Pengo)

Business or Residence Address (Number and Street, City, State, Zip Code)
3600 IDS Center, 80 South 8th Street, Minneapolis, MN 55402

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [X] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Hoeger, Steven A. (Officer of Parent LLC, ATI and Pengo; Director of ATI and Pengo only)

Business or Residence Address (Number and Street, City, State, Zip Code)
503 Gay Street, Delhi, IA 52223

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [X] Executive Officer [X] Director[4] [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
DeVries, Timothy C. (Manager/Director and Officer of Parent LLC, ATI and Pengo)

Business or Residence Address (Number and Street, City, State, Zip Code)
3600 IDS Center, 80 South 8th Street, Minneapolis, MN 55402

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [X] Executive Officer [X] Director[4] [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Kuehl, Timothy R. (Manager and Officer of Parent LLC only)

Business or Residence Address (Number and Street, City, State, Zip Code)
3600 IDS Center, 80 South 8th Street, Minneapolis, MN 55402

Check Box(es) that Apply: [ ] Promoter [X] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
ATI Holdco Inc. (Beneficial Owner of ATI and Pengo only)

Business or Residence Address (Number and Street, City, State, Zip Code)
503 Gay Street, Delhi, IA 52223

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [X] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Kopinski, Martin (Director and Officer of Pengo only)

Business or Residence Address (Number and Street, City, State, Zip Code)
500 East Highway 10, Laurens, IA 50554-8698

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

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[4] Because Parent LLC is a limited liability company, this position is referred to as a "manager."

B. INFORMATION ABOUT OFFERING

1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering? ..... Yes [ ] No [X]

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? ..... $ -0-

3. Does the offering permit joint ownership of a single unit? ..... Yes [X] No [ ]

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)
N/A

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ..... [ ] All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ..... [ ] All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ..... [ ] All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box [ ] and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt (of Borrowers)[5]	$ 73,023,000	$ 73,023,000
Equity (Class A Units of Parent LLC)[6] [X] Common [ ] Preferred	$ 51,713,000	$ 51,713,000
Convertible Securities (including warrants)	$ -0-	$ -0-
Partnership Interests	$ -0-	$ -0-
Other (Specify Class B Units[7])	$ -0-	$ -0-
Total	$ 124,736,000	$ 124,736,000

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	16	$ 124,736,000
Non-accredited Investors	-0-	$ -0-
Total (for filings under Rule 504 only)	N/A	$ N/A

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C--Question 1.

Type of Offering	Type of Security	Dollar Amount Sold
Rule 505	N/A	$ N/A
Regulation A	N/A	$ N/A
Rule 504	N/A	$ N/A
Total	N/A	$ N/A

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[5] All debt securities were issued by Borrowers jointly. The amount set forth in these columns includes, among other things, $12,000,000 worth of Revolving Notes, under which Borrowers have only borrowed $5,204,750 to date. Additionally, while $17,893,000 worth of Senior Subordinated Promissory Notes were issued by Borrowers, $870,000 of this amount is included as Equity rather than as Debt because $870,000 worth of Class A Units of Parent LLC were issued in connection with the issuance of the Senior Subordinated Promissory Notes for no additional consideration.

[6] All equity securities (Class A Units) were issued by Parent LLC. Parent LLC received $48,051,000 in cash in respect of the issuance of the Class A Units. In addition, $665,000 of this amount was paid in the form of shares of common stock, $.01 par value, of ATI and $1,127,000 of this amount was paid in the form of shares of common stock, $.01 par value, of Pengo and this Pengo and ATI common stock was contributed by Parent LLC, along with the cash proceeds from the sale of Class A Units, to Buyer to facilitate and finance Buyer's acquisition of 100% of the common stock of both ATI and Pengo. Additionally, Parent LLC issued $870,000 of Class A Units in connection with the issuance of Senior Subordinated Promissory Notes for no additional consideration.

[7] Class B Units were issued by Parent LLC. The Class B Units have no present value, were issued as incentive securities to an officer of Parent LLC for no cash consideration, and only represent a right, once vested, to generally share in the profits of Parent LLC.

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	[X]	$ -0-
Printing and Engraving Costs	[X]	$ -0-
Legal Fees	[X]	$ 785,000
Accounting Fees	[X]	$ 75,000
Engineering Fees	[X]	$ -0-
Sales Commissions (Specify finders' fees separately)	[X]	$ -0-
Other Expenses (identify)[8] ________	[X]	$ 2,393,000
Total	[X]	$ 3,253,000

b. Enter the difference between the aggregate offering price given in response to Part C--Question 1 and total expenses furnished in response to Part C--Question 4.a. This difference is the "adjusted gross proceeds to the issuer" .... $ 121,483,000

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C--Question 4.b above.

		Payments to Officers, Directors & Affiliates		Payments to Others
Salaries and fees[9]	[X]	$ 1,000,000	[X]	$ -0-
Purchase of real estate	[X]	$ -0-	[X]	$ -0-
Purchase, rental or leasing and installation of machinery and equipment	[X]	$ -0-	[X]	$ -0-
Construction or leasing of plant buildings and facilities	[X]	$ -0-	[X]	$ -0-
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)[10]	[X]	$ 6,093,000[11]	[X]	$ 72,738,000
Repayment of indebtedness	[X]	$ -0-	[X]	$ 34,357,000
Working Capital[12]	[X]	$ -0-	[X]	$ 7,295,000
Other (specify): ________	[X]	$ -0-	[X]	$ -0-
Column Totals	[X]	$ 7,093,000	[X]	$ 114,390,000
Total Payments Listed (column totals added)	[X]	$ 121,483,000		

[8] Commitment and other fees and expenses of lenders, filing fees, title insurance expenses and miscellaneous other expenses. Approximately $274,000 of these other expenses were paid to Norwest Mezzanine Partners, LP, which is an affiliate of Norwest Equity Partners VI, LP and Norwest Equity Partners VII, LP and is therefore an affiliate of Parent LLC.

[9] Transaction fees for Norwest Equity Partners VI, LP and Norwest Equity Partners VII, LP.

[10] Includes amounts held in escrow and holdback amount for purpose of certain post-closing purchase price adjustments, sale related expenses of the sellers of ATI and Pengo stock, including, but not limited to unpaid management fees, investment banking fees, legal fees and employee bonuses, and acquisition expenses of Buyer, including, but not limited to, due diligence fees for miscellaneous consultants, legal fees, financial due diligence and escrow agent fees.

[11] This amount includes the price paid by Buyer for stock of ATI and Pengo previously held by certain directors, officers and employees some of which employees may be considered officers) of ATI, Pengo or their subsidiaries and sale bonuses paid to some of the same directors, officers and employees, all of whom remain in the same or similar roles after the acquisition of 100% of the outstanding stock of ATI and Pengo by Buyer. This amount also includes $152,000 paid to Norwest Venture Capital Management, an affiliate of Norwest Equity Partners VI, LP and Norwest Equity Partners VII, LP, and thereby an affiliate of Parent LLC, to reimburse Norwest Venture Capital Management for expenses related to the acquisition of ATI and Pengo.

[12] Includes approximately $6,795,000 in available credit under the Revolving Notes.

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
ATI Holdco LLC **Attachment Technologies, Inc.** **Pengo Corporation**	R. W. Van Sant	28 Oct '03
Name of Signer (Print or Type) **R. W. Van Sant**	Title of Signer (Print or Type) Chief Executive Officer	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

E. STATE SIGNATURE

1. Is any party described in 17 CFR 230.262 presently subject to any of the disqualification provisions of such rule? .... Yes [ ] No [X]

See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed, a notice on Form D (17 CFR 239.500) at such times as required by state law.

3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.

4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform Limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type)	Signature	Date
ATI Holdco LLC **Attachment Technologies, Inc.** **Pengo Corporation**	[signature]	28 Oct '03
Name of Signer (Print or Type) **R. W. Van Sant**	Title (Print or Type) Chief Executive Officer	

Instruction:
Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.